Nature of Business and Basis of Presentation	3 Months Ended	9 Months Ended
	Jun. 30, 2017	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation

Note 1 – Nature of Business and Basis of Presentation

The Company was incorporated on November 10, 1952 in Michigan as Gantos, Inc. On July 21, 2008, the Company completed its change in domicile to Delaware and subsequently changed its name to Kinder Holding Corp. (the “Company”). As of October 13, 2017, the Company completed a reverse acquisition of Intiva BioPharma Inc., a Colorado corporation (“BioPharma”) through an exchange of shares (the “Share Exchange Transaction”). In connection with the Share Exchange Transaction, the Company changed its name to Intiva BioPharma Inc. on November 8, 2017.

As further described in Note 3, BioPharma became a wholly-owned subsidiary of the Company. Since this transaction resulted in the existing shareholders of BioPharma acquiring control of the Company, for financial reporting purposes, the business combination has been accounted for as an additional capitalization of the Company (a reverse acquisition with BioPharma as the accounting acquirer). The operations of BioPharma were the only continuing operations of the Company. The accompanying financial statements as of June 30, 2007 and for the period then ended present the historical financial information of BioPharma.

BioPharma was incorporated under the laws of the State of Colorado on March 27, 2017 to pursue pre-clinical and drug development activities, in accordance with U.S. Food and Drug Administration (“FDA”) protocols, for certain pharmaceutical formulations that include cannabinoids. It is pursuing the formulation and development of cannabinoid-based drugs for medical conditions and disorders, and owns a license covering certain intellectual property, including certain patent applications, and has filed six of its own provisional patent applications for other drugs that include cannabinoids and other substances, including terpenes, that are intended to be developed with the objective of treating certain medical conditions and disorders. It was formed as a corporate subsidiary of the Colorado corporation Intiva USA Inc. (“Intiva USA”), which is a subsidiary of the Ontario, Canada corporation, Kanativa Inc. (formerly Intiva Inc.).

Principles of Consolidation

The accompanying consolidated financial statements include BioPharma and its wholly owned subsidiaries: Intiva Kotzker Pharmaceuticals Inc. (“Intiva Kotzker”) and Intiva Sharir Inc. (collectively “the Company”), and were prepared from the accounts of the Company in accordance with accounting principles generally accepted in the United States of America (US GAAP). All significant intercompany transactions and balances have been eliminated on consolidation.

Basis of Presentation/Going Concern Uncertainty

All share and per share amounts have been adjusted in the footnotes and accompanying financial statements to give effect to the Share Exchange Transaction. (See Note 3).

The accompanying financial statements have been prepared in conformity with US GAAP, which contemplates continuation of the Company as a going concern. The Company has not established any source of revenue to cover its operating costs, and as such, has incurred an operating loss since inception of $191,432. The development of pharmaceuticals with the objective of obtaining approval by the FDA and other international regulatory authorities is not a short-term endeavor for any specific drug candidate. It also requires extremely significant amounts of capital funding for clinical trials and other matters. At June 30, 2017, the Company had working capital of $173,702, and received an additional $906,500 subsequent to June 30, 2017 as proceeds from the Company’s private placement of common stock and warrants (see Note 5). The Company will require significant additional capital to fund the implementation and execution of its business plan. This capital, which likely will be millions of dollars for a single drug candidate, will be required for research, regulatory applications, and clinical trials. At the present time, the Company does not have any commitments or known sources for this level of funding. These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Note 1 – Nature of Business and Basis of Presentation

The Company was incorporated on November 10, 1952 in Michigan as Gantos, Inc. On July 21, 2008, the Company completed its change in domicile to Delaware and subsequently changed its name to Kinder Holding Corp. (the “Company”). As of October 13, 2017, the Company completed a reverse acquisition of Intiva BioPharma Inc., a Colorado corporation (“BioPharma”) through an exchange of shares (the “Share Exchange Transaction”). In connection with the Share Exchange Transaction, the Company changed its name to Intiva BioPharma Inc. on November 8, 2017.

As further described in Note 3, BioPharma became a wholly-owned subsidiary of the Company. Since this transaction resulted in the existing shareholders of BioPharma acquiring control of the Company, for financial reporting purposes, the business combination has been accounted for as an additional capitalization of the Company (a reverse acquisition with BioPharma as the accounting acquirer). The operations of BioPharma were the only continuing operations of the Company. The accompanying financial statements as of March 31, 2018 and for the three and nine-month periods ended March 31, 2017 and 2018 present the historical financial information of BioPharma.

BioPharma was incorporated under the laws of the State of Colorado on March 27, 2017 to pursue pre-clinical and drug development activities, in accordance with U.S. Food and Drug Administration (“FDA”) protocols, for certain pharmaceutical formulations that include cannabinoids. It is pursuing the formulation and development of cannabinoid-based drugs for medical conditions and disorders, and owns a license covering certain intellectual property, including certain patent applications, and has filed six of its own provisional patent applications for other drugs that include cannabinoids and other substances, including terpenes, that are intended to be developed with the objective of treating certain medical conditions and disorders. It was formed as a corporate subsidiary of the Colorado corporation Intiva USA Inc. (“Intiva USA”), which is a subsidiary of the Ontario, Canada corporation, INTIVA Inc., now known as Kanativa Inc.

All share and per share amounts have been adjusted in the footnotes and accompanying financial statements to give effect to the Share Exchange Transaction.

As disclosed in Note 3, for financial reporting purposes, the Share Exchange Transaction is accounted for as an additional capitalization of BioPharma with BioPharma as the accounting acquirer (reverse acquirer). The operations of BioPharma are the continuing operations of the Company.

Principles of Consolidation

The accompanying consolidated financial statements include BioPharma and its wholly owned subsidiaries: Intiva Kotzker Pharmaceuticals Inc. (“Intiva Kotzker”) and Intiva Sharir Inc. (collectively “the Company”), and were prepared from the accounts of the Company in accordance with accounting principles generally accepted in the United States of America (US GAAP). All significant intercompany transactions and balances have been eliminated on consolidation.

Basis of Presentation

The Financial Statements presented herein have been prepared in accordance with the accounting policies described in the June 30, 2017 audited financial statements and should be read in conjunction with the notes to financial statements which appear as part of those financial statements.

The preparation of these financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. On an ongoing basis, we evaluate our estimates, including those related to intangible assets, income taxes, insurance obligations and contingencies and litigation. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other resources. Actual results may differ from these estimates under different assumptions or conditions.

In the opinion of Management, the information furnished in these interim financial statements reflects all adjustments necessary for a fair statement of the financial position and results of operations and cash flows as of March 31, 2018 and for the three and nine-month periods ended March 31, 2017 and 2018. All such adjustments are of a normal recurring nature.